Organization and Basis of Presentation Organization and Basis of Presentation (Fair Value, by Balance Sheet Grouping) (Details) (USD $)	4 Months Ended								4 Months Ended
	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor	May 25, 2010 Successor	May 25, 2010 ETE Acquisition Successor	Apr. 30, 2013 Class F Units [Member]	Apr. 30, 2013 SUGS Contribution [Member] ETE
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 1,500,000,000
Fair value of limited partners’ interest, based on the number of outstanding Partnership common units and the trading price on May 26, 2010								2,074,000,000
Fair value of consideration paid for general partner interest								305,000,000
Noncontrolling interest								31,000,000
Total partners’ capital and noncontrolling interest		5,340,000,000	3,531,000,000	5,340,000,000	3,531,000,000	3,294,000,000	2,410,000,000	2,410,000,000
Working capital								(3,000,000)
Gathering and transmission systems								471,000,000
Compression equipment								746,000,000
Gas plants and buildings								117,000,000
Other property, plant and equipment								100,000,000
Construction-in-progress								114,000,000
Other long-term assets								38,000,000
Investment in unconsolidated affiliate								(739,000,000)
Intangible assets								(666,000,000)
Goodwill								790,000,000
Total assets including working capital								3,778,000,000
Series A Preferred Units								(71,000,000)
Fair value of long-term debt								1,240,000,000
Other long-term liabilities								(57,000,000)
Total fair value of partners’ capital								2,410,000,000
Stock Issued During Period, Shares, Acquisitions	31,372,419
Issuance of common units and Class F units in connection with SUGS Acquisition									6,274,483
Business Acquisition, Cost of Acquired Entity, Cash Paid	600,000,000
Estimated Closing Adjustments	107,000,000
Annual Fees To Affiliates										$ 10,000,000